Description of the Business and Merger Transaction (Tables)	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Sources and Uses of Cash Related to Closing of Merger Transaction and Reconciliation of Common Shares Related to Merger
(amounts in thousands)
Cash at Megalith	$27,669
Cash from PIPE (private investment in public entity) investors	20,003
Total sources of cash	47,672
Cash paid to underwriters and other transaction costs	(3,987)
Cash paid to Customers Bank as consideration	(23,125)
Cash from recapitalization transaction (A)	20,560
Cash used to pay down BMT debt	(8,834)
Cash received by BMT and used to pay down debt	(6,738)
Total cash used to pay down outstanding debt (B)	(15,572)
Net cash received by BMT from the reverse recapitalization transaction at March 31, 2021 (=A+B)	4,988
90 day merger true-up, accrued by BMT at March 31, 2021 (a)	(3,672)
Final cash to BMT from the reverse recapitalization transaction	$1,316

(a) The Company expects to payout the $3.7 million in cash in late May 2021.

Shares related to the recapitalization transaction - January 4, 2021	6,076,946
Shares held by legacy BankMobile shareholders - December 31, 2020	6,123,432
Total shares issued and outstanding, March 31, 2021	12,200,378